Finance Costs and Unwinding of Obligations (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of finance costs and unwinding of obligations [Abstract]
Finance costs	$ 75	$ 69	$ 140
Unwinding of obligations	21	16	38
Finance costs and unwinding of obligations	$ 96	$ 85	$ 178